Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Disposition 1	Disposition 2
XXX	XXX	XXX	$XXX	California	XXX	Primary	Refinance	2: Acceptable with Warnings	* Title shows an assignment chain break (Lvl 2)	As per the review of Property ownership report dated 9/27/2017, the chain of the assignment is not provided in the loan file.	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase TILA Test Failed (Lvl 2) * ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	This loan failed the TILA finance charge test. The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $35.
ComplianceEase risk indicator is moderate as loan is failing for TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test